Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000226137 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000226137 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000226137 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000226137 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000226137 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000226137 | 464285204 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000226137 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000226137 | 46138G805 | Invesco Taxable Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226137 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226137 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000226137 | Fixed Income - Other46138G805
Holdings [Line Items]
Percent of Total Investments	100.00%
C000226137 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000226137 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000226138 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000226138 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226138 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226138 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226138 | 291011104 | Emerson Electric Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226138 | 031162100 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226138 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226138 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226138 | 580135101 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226138 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226138 | Consumer Discretionary023135106
Holdings [Line Items]
Percent of Total Investments	100.00%
C000226138 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000226138 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000226138 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000226138 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000226138 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000226138 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000226138 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000226138 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
S000246990 | 303075105 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
S000246990 | 65336K103 | Nexstar Media Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
S000246990 | 78467J100 | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000246990 | 571748102 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 125523100 | Cigna Group (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 099502106 | Booz Allen Hamilton Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | G3922B107 | Genpact Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 370334104 | General Mills, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S000246990 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S000246990 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
S000246990 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
S000246990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
S000246990 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
S000246990 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.10%
S000246990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%
S000246990 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	100.00%
S000246990 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
S000246990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000226139 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000226139 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000226139 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226139 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226139 | 81369Y860 | State Street Real Estate Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226139 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226139 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226139 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226139 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226139 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000226139 | Fixed Income - Other464287226
Holdings [Line Items]
Percent of Total Investments	100.00%
C000226139 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000246991 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000246991 | 78464A631 | SPDR S&P Aerospace & Defense ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246991 | 464288828 | iShares U.S. Healthcare Providers ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246991 | 46138E586 | Invesco KBW Property & Casualty ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246991 | 464288810 | iShares U.S. Medical Devices ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246991 | 78464A789 | SPDR S&P Insurance ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246991 | 46137V720 | Invesco Leisure & Entertainment ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000246991 | 78464A722 | SPDR S&P Pharmaceuticals ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000246991 | 78464A862 | State Street SPDR S&P Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000246991 | 78464A599 | SPDR S&P Software & Services ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000246991 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000246991 | Equities46138E586
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246992 | 501242101 | Kulicke & Soffa Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246992 | Y41053102 | International Seaways, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246992 | 18467V109 | Clear Secure, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246992 | 781846209 | Rush Enterprises, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246992 | 26614N102 | DuPont de Nemours, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246992 | 406216101 | Halliburton Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246992 | 833034101 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246992 | 29275Y102 | EnerSys
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246992 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246992 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000246992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000246992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000246992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000246992 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000246992 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000246992 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246993 | 19762B202 | Columbia EM Core ex-China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246993 | 47804J834 | John Hancock Multifactor Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000246993 | 922042718 | Vanguard FTSE All World ex-US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246993 | 33738R886 | First Trust Dorsey Wright International Focus 5 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246993 | 316092717 | Fidelity International Value Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 33939L837 | FlexShares International Quality Dividend Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 78463X848 | SPDR MSCI ACWI ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 921932869 | Vanguard S&P Mid-Cap 400 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 46435G847 | iShares Currency Hedged MSCI ACWI ex U.S. ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 233051481 | Xtrackers Russell US Multifactor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000246993 | Equities025072208
Holdings [Line Items]
Percent of Total Investments	100.00%